Average Annual Total Returns - CCM Affordable Housing MBS ETF	12 Months Ended	41 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]
Bloomberg U.S. Aggregate Bond Index (The index returns do not reflect deductions for fees, expenses, or taxes.) | CCM Affordable Housing MBS ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.32%)
Bloomberg U.S. MBS Index (The index returns do not reflect deductions for fees, expenses, or taxes.) | CCM Affordable Housing MBS ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	(2.07%)
CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.49%	(2.09%)
CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.03%)	(3.24%)
CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	(2.06%)

[1]	The Predecessor ETF’s inception date was July 26, 2021.